DEBT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Total debt	$ 6,712	$ 10,067
Less: current portion	(3,355)	(3,355)
long-term debt	$ 3,357	$ 6,712